CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net income (loss)	$ 2,516,000	$ 37,565,000	$ (1,806,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	868,000	3,270,000	1,729,000
Amortization of deferred financing fees	73,000	467,000	73,000
Unit-based compensation expense		1,613,000	195,000
Changes in operating assets and liabilities:
Accounts receivable - affiliates		(8,703,000)	(7,782,000)
Prepaid expenses and other current assets		(319,000)	(405,000)
Accounts payable - affiliates		(1,392,000)	3,997,000
Accounts payable and accrued liabilities		5,507,000	(445,000)
Other assets and liabilities		(20,000)	3,000
Net cash provided by (used in) operations		37,988,000	(4,441,000)
Cash flows from investing activities:
Expenditures for property, plant and equipment	(16,673,000)	(220,000)	(26,119,000)
Purchase of marketable securities		(1,379,386,000)	(599,997,000)
Maturities of marketable securities		1,380,085,000	299,987,000
Net cash provided by (used in) investing activities		479,000	(326,129,000)
Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters' discount and commissions		0	340,957,000
Offering costs for issuance of common units		0	(5,000,000)
Distribution to PBF LLC related to Offering		0	(328,664,000)
Distribution to PBF LLC related to Delaware City Products Pipeline and Truck Rack acquisition		(112,500,000)
Distribution to unitholders		(22,911,000)
Distribution to Parent		(1,036,000)
Contribution from Parent		0	29,749,000
Proceeds from issuance of senior notes		350,000,000
Proceeds from revolving credit agreement		24,500,000
Repayment of revolving credit agreement		(275,100,000)
Proceeds from term loan		0	300,000,000
Repayment of term loan		(700,000)
Deferred financing costs		(8,225,000)	(2,293,000)
Net cash (used in) provided by financing activities		(45,972,000)	334,749,000
Net change in cash and cash equivalents		(7,505,000)	4,179,000
Cash and cash equivalents at beginning of year		14,165,000	75,000
Cash and cash equivalents at end of period	4,254,000	6,660,000	4,254,000
Supplemental disclosure of non-cash investing and financing activities:
Contribution of net assets from PBF LLC		2,164,000	0
Accrued capital expenditures		$ 0
Predecessor [Member]
Cash flows from operating activities:
Net income (loss)			(1,806,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	868,000		1,729,000
Amortization of deferred financing fees	73,000		73,000
Unit-based compensation expense			195,000
Changes in operating assets and liabilities:
Accounts receivable - affiliates			(7,782,000)
Prepaid expenses and other current assets			(405,000)
Accounts payable - affiliates			3,997,000
Accounts payable and accrued liabilities			(445,000)
Other assets and liabilities			3,000
Net cash provided by (used in) operations			(4,441,000)
Cash flows from investing activities:
Expenditures for property, plant and equipment			(26,119,000)
Purchase of marketable securities			(599,997,000)
Maturities of marketable securities			299,987,000
Net cash provided by (used in) investing activities			(326,129,000)
Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters' discount and commissions			340,957,000
Offering costs for issuance of common units			(5,000,000)
Distribution to PBF LLC related to Offering			(328,664,000)
Distribution to PBF LLC related to Delaware City Products Pipeline and Truck Rack acquisition			0
Distribution to unitholders			0
Distribution to Parent			0
Contribution from Parent			29,749,000
Proceeds from issuance of senior notes			0
Proceeds from revolving credit agreement			0
Repayment of revolving credit agreement			0
Proceeds from term loan			300,000,000
Repayment of term loan			0
Deferred financing costs			(2,293,000)
Net cash (used in) provided by financing activities			334,749,000
Net change in cash and cash equivalents			4,179,000
Cash and cash equivalents at beginning of year			75,000
Cash and cash equivalents at end of period	$ 4,254,000		4,254,000
Supplemental disclosure of non-cash investing and financing activities:
Accrued capital expenditures			$ 3,477,000